Debt - Commercial Paper and Credit Facility (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Line Items]
Credit Facility and Commerical Paper Maximum Borrowing Capacity	$ 2,000,000,000
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000,000
Letters of Credit Outstanding, Amount	300,000,000
Description of Guarantees Given by Subsidiaries	100,000,000
credit facility annual facility fee - low	0.10%
credit facility annual facility fee - high	0.30%
credit facility annual facility fee based on current credit rating	0.20%
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Credit Facility and Commerical Paper Maximum Borrowing Capacity	2,000,000,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,750,000,000
Credit Facility All-in Interest Rate, Low	0.00%
Credit Facility All-in Interest Rate, High	0.45%
LIBOR Plus All-in Spread, Low	0.90%
LIBOR All-in Spread, High	1.45%
Base rate at current year end	0.175%
LIBOR borrowing at current year end	1.175%
Credit Facility Leverage Terms	3.75
Credit Facility, Minimum Interest Coverage Ratio	3.00
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Short-term Debt, Commercial Paper Maximum Maturity Days	0 years 390 days